Nuveen Intermediate Duration Municipal Term
Fund
Portfolio of Investments February 28, 2022
(Unaudited)
NID
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 130.3%  (94.5% of Total Investments)
MUNICIPAL BONDS - 123.1% (94.5% of Total Investments)
Alabama - 0.1% (0.1% of Total Investments)
$ 755 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Proejcet, Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 B $ 870,477
Arizona - 0.7% (0.6% of Total Investments)
680 Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona,
Special Assessment Revenue Bonds, Montecito Assessment District 2,
Series 2015, 4.750%, 7/01/30, 144A
7/25 at 100.00 N/R 701,787
455 Florence Town Inc., Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional School Project - Queen Creek and
Casa Grande Campuses, Series 2013, 5.000%, 7/01/23, (ETM)
No Opt. Call BB+ (4) 469,487
2,000 Phoenix Civic Improvement Corporation, Arizona, Rental Car Facility
Charge Revenue Bonds, Series 2019A, 5.000%, 7/01/32
7/29 at 100.00 A3 2,384,560
290 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Projects, Series 2015,
5.000%, 7/01/45, 144A
7/25 at 100.00 BB+ 310,141
1,000 Phoenix Industrial Development Authority, Arizona, Lease Revenue
Bonds, Guam Facilities Foundation, Inc. Project, Series 2014, 5.125%,
2/01/34
2/24 at 100.00 B+ 1,015,110
4,425 Total Arizona 4,881,085
Arkansas - 0.4% (0.3% of Total Investments)
2,665 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 Ba3 2,851,550
California - 12.7% (9.8% of Total Investments)
1,850 Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Second Subordinate Lien Series  2016B, 4.000%, 10/01/35 -
AGM Insured
10/26 at 100.00 AA 2,007,546
2,490 Alvord Unified School District, Riverside County, California, General
Obligation Bonds, Tender Option Bond Trust 2016-XG0089, 26.557%,
8/01/30, 144A, (IF) (5)
No Opt. Call AA 4,738,146
750 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay
Area Toll Bridge, Tender Option Bond Trust 2016-XG0019, Formerly
Tender Option Bond Trust 4740, 2.791%, 4/01/36, 144A, (IF) (5)
10/26 at 100.00 AA 878,175
3,440 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A,
5.000%, 2/01/50, 144A
2/30 at 100.00 N/R 3,521,081
400 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/40
6/30 at 100.00 A- 436,348
5,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health,  Series 2020A, 4.000%, 4/01/49
4/30 at 100.00 BBB+ 5,449,150
10 California Housing Finance Agency, Municipal Certificate Revenue
Bonds, Class A Series 2019-2, 4.000%, 3/20/33
No Opt. Call BBB+ 10,654
1,310 California Municipal Finance Authority, Revenue Bonds, Linxs APM
Project, Senior Lien Series 2018A, 3.500%, 12/31/35 - AGM Insured,
(AMT)
6/28 at 100.00 N/R 1,382,338

Nuveen Intermediate Duration Municipal Term Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

NID
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A:
$ 1,095 5.250%, 11/01/29 11/26 at 100.00 BBB- $ 1,245,880
1,140 5.000%, 11/01/30 11/26 at 100.00 BBB- 1,279,844
1,000 California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, Poseidon Resources Channelside LP Desalination
Project, Series 2012, 5.000%, 11/21/45, (AMT), 144A
1/23 at 100.00 BBB 1,018,690
California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A:
500 5.250%, 12/01/29 12/24 at 100.00 BB 549,340
2,500 5.250%, 12/01/34 12/24 at 100.00 BB 2,745,300
2,500 5.250%, 12/01/44 12/24 at 100.00 BB 2,726,875
1,713 5.500%, 12/01/54 12/24 at 100.00 BB 1,875,238
2,300 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.000%, 12/01/27, 144A
6/26 at 100.00 BB 2,611,949
2,765 California Statewide Community Development Authority, Certificates of
Participation, Methodist Hospital of Southern California, Series 2018,
4.250%, 1/01/43
1/28 at 100.00 BBB+ 3,008,431
5,000 Compton Community Redevelopment Agency, California, Tax Allocation
Revenue Bonds, Redevelopment Projects, Second Lien Series 2010B,
5.750%, 8/01/26
3/22 at 100.00 N/R 5,015,650
5,000 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Junior Lien Series 2021C, 4.000%, 1/15/43
1/31 at 100.00 N/R 5,475,750
3,000 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Series 2013A, 0.000%, 1/15/29 - AGM
Insured (6)
No Opt. Call AA 3,289,800
Golden State Tobacco Securitization Corporation,
California, Tobacco Settlement Asset-Backed Bonds, Series
2018A-1:
2,000 5.000%, 6/01/30, (Pre-refunded 6/01/28) 6/28 at 100.00 BBB (4) 2,400,640
3,260 5.000%, 6/01/32, (Pre-refunded 6/01/28) 6/28 at 100.00 BBB (4) 3,913,043
5,290 5.000%, 6/01/33, (Pre-refunded 6/01/28) 6/28 at 100.00 BBB (4) 6,349,693
3,805 5.000%, 6/01/34, (Pre-refunded 6/01/28) 6/28 at 100.00 BBB- (4) 4,567,217
1,415 5.000%, 6/01/35, (Pre-refunded 6/01/28) 6/28 at 100.00 BB+ (4) 1,698,453
1,520 3.500%, 6/01/36, (Pre-refunded 6/01/22) 6/22 at 100.00 BB (4) 1,531,096
100 Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged
Area Redevelopment Project, Subordinate Lien Refunding Series
2008A, 5.000%, 8/15/23
3/22 at 100.00 A 100,353
2,315 Lake Elsinore Public Financing Authority, California, Local Agency
Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/35
9/25 at 100.00 N/R 2,525,920
4,100 Natomas Unified School District, Sacramento County, California, General
Obligation Bonds, Election 2018, Series 2019, 3.000%, 8/01/46 - AGM
Insured, (UB) (5)
8/26 at 100.00 AA 4,133,579
700 Redwood City, California, Special Tax Refunding Bonds, Redwood Shores
Community Facilities District 99-1, Shores Transportation Improvement
Project, Series 2012B, 5.000%, 9/01/29
9/22 at 100.00 N/R 709,884
1,975 Riverside County Redevelopment Agency Successor Agency, California,
Tax Allocation Bonds, Refunding Series 2014A, 5.000%, 10/01/34 -
AGM Insured
10/24 at 100.00 AA 2,159,189
500 Roseville, California, Special Tax Bonds, Community Facilities District 1
Westbrook, Series 2014, 5.000%, 9/01/29
9/24 at 100.00 N/R 535,730
2,395 San Bernardino Joint Powers Financing Authority, California, Tax
Allocation Bonds, Series 2005A, 5.750%, 10/01/24 - AGM Insured
No Opt. Call AA 2,660,677

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,500 Tejon Ranch Public Facilities Financing Authority, California, Special Tax
Bonds, Community Facilities District 2008-1 Tejon Industrial Complex
East 2012A, 5.000%, 9/01/32
3/23 at 100.00 N/R $ 1,541,460
1,500 Tejon Ranch Public Facilities Financing Authority, California, Special Tax
Bonds, Community Facilities District 2008-1 Tejon Industrial Complex
East 2012B, 5.000%, 9/01/32
3/23 at 100.00 N/R 1,541,310
76,138 Total California 85,634,429
Colorado - 3.2% (2.4% of Total Investments)
Colorado Bridge Enterprise, Revenue Bonds, Central 70
Project, Senior Series 2017:
750 4.000%, 12/31/30, (AMT) 12/27 at 100.00 A- 825,457
250 4.000%, 6/30/31, (AMT) 12/27 at 100.00 A- 274,863
645 Colorado Educational and Cultural Facilities Authority, Charter School
Refunding Revenue Bonds, Pinnacle Charter School, Inc. K-8 Facility
Project, Series 2013, 5.000%, 6/01/29
6/23 at 100.00 A+ 668,981
25 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Littleton Preparatory Charter School, Series 2013,
5.000%, 12/01/22
No Opt. Call BB+ 25,532
3,270 Colorado Springs, Colorado, Utilities System Revenue Bonds, Tender
Option Bond Trust 2015-XF0223, 13.771%, 11/15/30, 144A, (IF) (5)
11/22 at 100.00 AA+ 3,543,307
Colorado State Board of Governors, Colorado State
University Auxiliary Enterprise System Revenue Bonds,
Tender Option Bond Trust 2016-XF2354:
100 21.733%, 3/01/25, 144A, (IF) (5) No Opt. Call AA 153,561
300 21.733%, 3/01/26, 144A, (IF) (5) No Opt. Call AA 508,608
430 21.684%, 3/01/27, 144A, (IF) (5) No Opt. Call AA 793,930
725 21.733%, 3/01/28, 144A, (IF) (5) No Opt. Call AA 1,441,445
200 21.733%, 3/01/29, 144A, (IF) (5) No Opt. Call AA 423,534
2,000 Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016, 5.000%,
12/01/26
No Opt. Call Baa2 2,268,220
3,150 Westminster Economic Development Authority, Colorado, Tax Increment
Revenue Bonds, Mandalay Gardens Urban Renewal Project, Series
2012, 5.000%, 12/01/27
12/22 at 100.00 AA- 3,244,846
Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Convertible Capital
Appreciation Series 2021A-2:
1,500 0.000%, 12/01/31, 144A (6) 9/26 at 97.87 N/R 1,109,175
7,370 0.000%, 12/01/36, 144A (6) 9/26 at 97.58 N/R 5,272,646
1,130 0.000%, 12/01/41, 144A (6) 9/26 at 97.43 N/R 793,158
21,845 Total Colorado 21,347,263
Connecticut - 0.1% (0.1% of Total Investments)
900 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Series 2012J, 5.000%, 7/01/37
7/22 at 100.00 BBB+ 912,672
District of Columbia - 1.3% (1.0% of Total Investments)
800 District of Columbia, Revenue Bonds, District of Columbia International
School, Series 2019, 5.000%, 7/01/39
7/29 at 100.00 BBB 921,072
355 District of Columbia, Revenue Bonds, Ingleside at Rock Creek Project,
Series 2017A, 4.125%, 7/01/27
7/24 at 103.00 N/R 367,304

Nuveen Intermediate Duration Municipal Term Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

NID
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
District of Columbia (continued)
District of Columbia, Tax Increment Revenue Bonds, Gallery
Place Project, Tender Option Bond Trust 2016-XF2341:
$ 745 21.129%, 6/01/29, 144A, (IF) (5) 6/21 at 100.00 AA+ $ 757,911
785 21.052%, 6/01/30, 144A, (IF) (5) 6/21 at 100.00 AA+ 798,487
520 21.129%, 6/01/31, 144A, (IF) (5) 6/21 at 100.00 AA+ 528,923
5,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2021A, 4.000%, 10/01/51, (AMT)
10/31 at 100.00 Aa3 5,482,700
8,205 Total District of Columbia 8,856,397
Florida - 10.9% (8.4% of Total Investments)
150 Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds,
Fleet Landing Project, Series 2013A, 5.000%, 11/15/23
No Opt. Call BBB 158,555
520 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, 2015 Assessment Project, Series 2015, 5.000%,
5/01/30
5/25 at 100.00 N/R 544,284
7,200 Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue
Bonds, Gulf Care Inc. Project, Series 2015, 5.750%, 7/01/30, 144A
7/25 at 100.00 N/R 7,570,440
1,570 Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding
Bonds, Aero Miami FX, LLC Project, Series 2010A, 5.350%, 7/01/29
3/22 at 100.00 Baa3 1,575,228
345 Collier County Educational Facilities Authority, Florida, Revenue Bonds,
Ave Maria University, Refunding Series 2013A, 4.500%, 6/01/23
No Opt. Call BBB- 352,079
2,500 Escambia County Health Facilities Authority, Florida, Health Care Facilities
Revenue Bonds, Baptist Health Care Corporation Obligated, Series
2020A, 4.000%, 8/15/45
2/30 at 100.00 BBB+ 2,680,475
5,675 Escambia County Health Facilities Authority, Florida, Health Care Facilities
Revenue Bonds, Baptist Health Care Corporation Obligated, Series
2020A, 4.000%, 8/15/45, (UB) (5)
2/30 at 100.00 BBB+ 6,084,678
7,500 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Green Series 2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R 8,086,650
7,865 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA Passenger
Rail Project, Series 2019A, 6.250%, 1/01/49, (AMT), (Mandatory Put
1/1/2024), 144A
3/22 at 102.00 N/R 7,949,234
1,795 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2021A-1, 6.750%, 12/01/56,
(AMT), (Mandatory Put 8/15/2023), 144A
3/22 at 102.50 N/R 1,755,636
175 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Doral Breeze Project Series
2012, 5.125%, 11/01/22
No Opt. Call N/R 178,393
Lake Powell Residential Golf Community Development
District, Bay County, FLorida, Special ASsessment Revenue
Refunding Bonds, Series 2012:
175 5.250%, 11/01/22 No Opt. Call N/R 178,469
1,230 5.750%, 11/01/32 11/23 at 100.00 N/R 1,276,912
1,295 Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series
2007A, 5.250%, 6/15/27
3/22 at 100.00 BB- 1,297,020
Miami-Dade County Expressway Authority, Florida,
Toll System Revenue Bonds, Tender Option Bond Trust
2016-XG0099:
700 20.808%, 7/01/22, 144A, (IF) (5) No Opt. Call A 749,420
820 20.808%, 7/01/23, 144A, (IF) (5) 7/22 at 100.00 A 872,521
1,115 20.808%, 7/01/24, 144A, (IF) (5) 7/22 at 100.00 A 1,189,961
800 20.808%, 7/01/25, 144A, (IF) (5) 7/22 at 100.00 A 853,784

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 185 Miromar Lakes Community Development District, Lee County, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2012, 4.875%,
5/01/22
No Opt. Call N/R $ 185,832
330 Northern Palm Beach County Improvement District, Florida, Water
Control and Improvement Bonds, Development Unit 16, Refunding
Series 2012, 5.125%, 8/01/22, (ETM)
No Opt. Call N/R (4) 336,003
Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Capital
Appreciation Series 2019A-2:
1,500 0.000%, 10/01/40 10/29 at 68.72 BBB+ 805,620
2,000 0.000%, 10/01/41 10/29 at 66.18 BBB+ 1,032,120
2,000 0.000%, 10/01/42 10/29 at 63.69 BBB+ 990,540
1,000 0.000%, 10/01/44 10/29 at 59.08 BBB+ 456,800
4,000 0.000%, 10/01/45 10/29 at 56.95 BBB+ 1,757,880
500 Palm Beach County Health Facilities Authority, Florida, Hospital Revenue
Bonds, BRCH Corporation Obligated Group, Refunding Series 2014,
5.000%, 12/01/25, (Pre-refunded 12/01/24)
12/24 at 100.00 N/R (4) 550,085
900 Palm Beach County Health Facilities Authority, Florida, Revenue Bonds,
Jupiter Medical Center, Series 2013A, 5.000%, 11/01/33
11/22 at 100.00 BBB+ 915,120
365 Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU
Properties LLC - Palm Beach Atlantic University Housing Project, Series
2019A, 5.000%, 4/01/39, 144A
4/29 at 100.00 Ba1 402,431
2,325 Saint Johns County Industrial Development Authority, Florida, First
Mortgage Revenue Bonds, Presbyterian Retirement Communities
Obligated Group Project, Series 2020A, 4.000%, 8/01/55
8/25 at 103.00 A- 2,513,558
2,610 South Fork Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Series 2017, 4.000%, 5/01/31
5/27 at 100.00 BBB 2,803,793
1,735 South-Dade Venture Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/26
5/22 at 100.00 BBB 1,744,525
655 Stonegate Community Development District, Florida, Special Assessment
Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/25
5/23 at 100.00 N/R 664,596
Sumter County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Central Florida Health Alliance
Projects, Series 2014B:
2,925 5.000%, 7/01/29 7/24 at 100.00 A- 3,146,978
2,350 5.000%, 7/01/30 7/24 at 100.00 A- 2,527,214
1,560 5.000%, 7/01/31 7/24 at 100.00 A- 1,676,906
1,400 5.000%, 7/01/32 7/24 at 100.00 A- 1,504,244
Tampa-Hillsborough County Expressway Authority, Florida,
Revenue Bonds, Tender Option Bond Trust 2016-XG0097:
400 21.701%, 7/01/27, (Pre-refunded 7/01/22), 144A, (IF) (5) 7/22 at 100.00 A+ (4) 428,848
290 21.701%, 7/01/28, (Pre-refunded 7/01/22), 144A, (IF) (5) 7/22 at 100.00 A+ (4) 310,915
1,000 16.750%, 7/01/29, (Pre-refunded 7/01/22), 144A, (IF) (5) 7/22 at 100.00 A+ (4) 1,055,640
1,000 16.750%, 7/01/30, (Pre-refunded 7/01/22), 144A, (IF) (5) 7/22 at 100.00 A+ (4) 1,055,640
1,000 21.701%, 7/01/31, (Pre-refunded 7/01/22), 144A, (IF) (5) 7/22 at 100.00 A+ (4) 1,072,120
535 Venetian Community Development District, Sarasota County, Florida,
Capital Improvement Revenue Bonds, Series 2012-A2, 5.000%, 5/01/23
5/22 at 100.00 N/R 538,895
700 Verandah West Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/23
No Opt. Call N/R 707,056
105 Vizcaya in Kendall Community Development District, Florida, Special
Assessment Revenue Bonds, Phase Two Assessment Area, Refunding
Series 2012A-2, 5.600%, 5/01/22
No Opt. Call BBB- 105,742

Nuveen Intermediate Duration Municipal Term Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

NID
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 620 West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 3, Refunding Series 2017, 3.500%,
5/01/22
No Opt. Call N/R $ 621,035
75,420 Total Florida 73,263,875
Georgia - 0.2% (0.2% of Total Investments)
650 Atlanta Development Authority, Georgia, Senior Health Care Facilities
Revenue Bonds, Georgia Proton Treatment Center Project, Current
Interest Series 2017A-1, 6.500%, 1/01/29 (7)
1/28 at 100.00 N/R 456,580
1,105 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2018A, 4.000%, 12/01/48
6/27 at 100.00 AAA 1,134,945
1,755 Total Georgia 1,591,525
Guam - 3.0% (2.3% of Total Investments)
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
1,860 5.000%, 11/15/24 No Opt. Call BB 2,029,018
2,170 5.000%, 11/15/33 11/25 at 100.00 BB 2,397,156
Guam A.B. Won Pat  International Airport Authority,
Revenue Bonds, Series 2013C:
605 6.250%, 10/01/34, (AMT) 10/23 at 100.00 Baa2 643,309
395 6.250%, 10/01/34, (Pre-refunded 10/01/23), (AMT) 10/23 at 100.00 Baa2 (4) 426,110
1,100 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/29
7/24 at 100.00 A- 1,175,273
Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2013:
1,365 5.250%, 7/01/24 7/23 at 100.00 A- 1,429,455
2,500 5.500%, 7/01/43, (Pre-refunded 7/01/23) 7/23 at 100.00 A- (4) 2,642,750
Guam Government, Limited Obligation Section 30
Revenue Bonds, Series 2016A:
2,500 5.000%, 12/01/25 No Opt. Call BB 2,803,750
3,750 5.000%, 12/01/26 No Opt. Call BB 4,291,312
2,025 Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30
- AGM Insured
10/22 at 100.00 AA 2,067,667
200 Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/31 10/24 at 100.00 BBB 213,282
18,470 Total Guam 20,119,082
Hawaii - 1.2% (0.9% of Total Investments)
6,125 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2018, 6.000%, 7/01/28, 144A
7/27 at 100.00 N/R 6,600,790
55 Hawaii Housing Finance and Development Corporation, Multifamily
Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A,
4.250%, 5/01/22
No Opt. Call BBB 55,146
1,550 Hawaii State Department of Transportation, Special Facility Revenue
Bonds, Continental Airlines Inc., Series 1997, 5.625%, 11/15/27, (AMT)
3/22 at 100.00 Ba3 1,555,146
7,730 Total Hawaii 8,211,082
Idaho - 0.4% (0.3% of Total Investments)
2,530 Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial
Hospital Project, Refunding Series 2016, 5.000%, 9/01/30
9/26 at 100.00 BB+ 2,822,847
Illinois - 15.5% (11.9% of Total Investments)
1,860 CenterPoint Intermodal Center Program Trust, Illinois, Series 2004 Class A
Certificates, 4.000%, 6/15/23, (Mandatory Put 12/15/2022), 144A
No Opt. Call N/R 1,871,104

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 5,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 5.750%, 4/01/34
4/27 at 100.00 A- $ 5,774,050
440 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2017, 5.000%, 4/01/42
4/27 at 100.00 A- 485,747
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Project Series 2015C:
470 5.250%, 12/01/35 12/24 at 100.00 BB 503,474
555 5.250%, 12/01/39 12/24 at 100.00 BB 592,368
3,405 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2012B, 5.000%, 12/01/33
12/22 at 100.00 BB 3,486,958
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2017C:
7,225 5.000%, 12/01/26 No Opt. Call BB 8,138,095
1,875 5.000%, 12/01/27 No Opt. Call BB 2,138,100
1,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34
12/27 at 100.00 BB 1,119,840
1,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018A, 5.000%, 12/01/30 -
AGM Insured
12/28 at 100.00 AA 1,189,780
2,115 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018C, 5.000%, 12/01/23
No Opt. Call BB 2,246,743
1,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/26
12/25 at 100.00 BB 1,184,770
Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series
1998B-1:
1,470 0.000%, 12/01/22 - FGIC Insured No Opt. Call Baa2 1,456,329
1,500 0.000%, 12/01/27 - NPFG Insured No Opt. Call Baa2 1,319,940
1,795 Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th
and State Redevelopoment Project, Series 2012, 6.100%, 1/15/29
3/22 at 100.00 N/R 1,795,269
655 Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%,
2/15/26 (7)
3/22 at 100.00 N/R 631,650
2,630 Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999,
0.000%, 1/01/34 - FGIC Insured
No Opt. Call BBB+ 1,899,228
225 Chicago, Illinois, General Obligation Bonds, Project and Refunding Series
2008C, 0.000%, 1/01/29
No Opt. Call BBB+ 182,023
Chicago, Illinois, General Obligation Bonds, Refunding
Series 2016C:
850 5.000%, 1/01/24 No Opt. Call BBB+ 901,527
1,500 5.000%, 1/01/25 No Opt. Call BBB+ 1,630,485
515 5.000%, 1/01/31 1/26 at 100.00 BBB+ 567,278
1,685 5.000%, 1/01/38 1/26 at 100.00 BBB+ 1,852,792
2,000 Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.500%,
1/01/49
1/29 at 100.00 BBB+ 2,303,340
2,640 Chicago, Illinois, General Obligation Bonds, Series 2021A, 5.000%,
1/01/24
No Opt. Call N/R 2,800,037
Cook County, Illinois, General Obligation Bonds, Tender
Option Bond Trust 2015-XF0124:
1,000 21.036%, 11/15/29, 144A, (IF) (5) 11/22 at 100.00 A+ 1,132,590
3,040 21.036%, 11/15/33, 144A, (IF) (5) 11/22 at 100.00 A+ 3,430,032

Nuveen Intermediate Duration Municipal Term Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

NID
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 435 Illinois Finance Authority, Revenue Bonds,  Centegra Health System,
Tender Option Bond Trust 2016-XF2339, 21.402%, 9/01/22, 144A, (IF)
(5)
No Opt. Call AA+ $ 480,440
Illinois Finance Authority, Revenue Bonds, Illinois Wesleyan
University, Refunding Series 2016:
1,500 3.000%, 9/01/30 9/26 at 100.00 A- 1,549,335
1,475 3.000%, 9/01/31 9/26 at 100.00 A- 1,522,067
Illinois Finance Authority, Revenue Bonds, Ingalls Health
System, Series 2013:
1,210 5.000%, 5/15/22, (ETM) No Opt. Call A1 (4) 1,220,527
1,575 5.000%, 5/15/24, (Pre-refunded 5/15/22) 5/22 at 100.00 A1 (4) 1,588,703
775 Illinois Finance Authority, Student Housing & Academic Facility Revenue
Bonds, CHF-Collegiate Housing Foundation - Chicago LLC University of
Illinois at Chicago Project, Series 2017A, 5.000%, 2/15/37
8/27 at 100.00 Baa3 861,893
2,500 Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding
Series 2014, 5.000%, 6/15/27 - AGM Insured
6/24 at 100.00 AA 2,668,375
1,000 Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001,
0.000%, 6/15/25 - AMBAC Insured
No Opt. Call BB+ 930,270
Illinois State, General Obligation Bonds, December Series
2017A:
890 5.000%, 12/01/27 No Opt. Call BBB 1,025,057
1,020 5.000%, 12/01/28 12/27 at 100.00 BBB 1,170,389
1,875 Illinois State, General Obligation Bonds, June Series 2016, 3.500%,
6/01/29
6/26 at 100.00 BBB 1,972,219
1,500 Illinois State, General Obligation Bonds, November Series 2016, 5.000%,
11/01/26
No Opt. Call BBB 1,696,170
5,175 Illinois State, General Obligation Bonds, November Series 2017D,
5.000%, 11/01/27
No Opt. Call BBB 5,951,612
3,050 Illinois State, General Obligation Bonds, November Series 2019B,
4.000%, 11/01/34
11/29 at 100.00 BBB 3,300,771
4,565 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/26
No Opt. Call BBB 5,091,710
Illinois State, General Obligation Bonds, Refunding Series
2012:
1,750 5.000%, 8/01/22 No Opt. Call BBB 1,779,838
4,000 5.000%, 8/01/23 - AGM Insured No Opt. Call AA 4,216,640
2,000 Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-
XF1010, 17.570%, 8/01/23 - AGM Insured, 144A, (IF) (5)
No Opt. Call AA 2,433,280
3,560 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding Junior
Obligation September Series 2016C, 4.000%, 6/15/30 - BAM Insured
6/26 at 100.00 AA 3,865,306
2,275 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2012B, 5.000%, 12/15/28
6/22 at 100.00 BBB+ 2,302,687
1,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017B, 5.000%, 12/15/26
No Opt. Call BBB+ 1,130,320
2,250 Romeoville, Will County, Illinois, Revenue Bonds, Lewis University Project,
Refunding Series 2018B, 4.125%, 10/01/46
4/25 at 100.00 BBB 2,329,875
Romeoville, Will County, Illinois, Revenue Bonds, Lewis
University Project, Series 2015:
1,100 5.000%, 10/01/25 4/25 at 100.00 BBB 1,202,531
200 5.000%, 10/01/26 4/25 at 100.00 BBB 217,880
435 Southwestern Illinois Development Authority, Environmental
Improvement Revenue Bonds, US Steel Corporation Project, Series
2012, 5.750%, 8/01/42, (AMT)
8/22 at 100.00 B 439,837

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 2,500 Wauconda, Illinois, Special Service Area 1 Secial Tax Bonds, Liberty Lake
Project, Refunding Series 2015, 5.000%, 3/01/33 - BAM Insured
3/25 at 100.00 AA $ 2,696,550
97,065 Total Illinois 104,277,831
Indiana - 1.1% (0.8% of Total Investments)
145 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.125%, 6/01/32, 144A
6/30 at 100.00 N/R 151,837
3,420 Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st
Century Charter School Project, Series 2013A, 6.000%, 3/01/33
3/23 at 100.00 B+ 3,457,141
85 Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle
City Preparatory Inc. Project, Series 2021A, 5.000%, 12/01/30
12/27 at 103.00 N/R 90,892
475 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Lighthouse Academies of Northwest Indiana Inc. Project, Series 2016,
6.250%, 12/01/24, 144A
No Opt. Call N/R 504,160
1,420 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42,
(AMT)
8/22 at 100.00 B 1,435,791
1,295 Indiana Finance Authority, Health Facilities Revenue Bonds, Good
Samaritan Hospital Project, Series 2016A, 5.500%, 4/01/24
No Opt. Call Baa3 1,399,299
115 Valparaiso, Indiana, Exempt Faciltiies Revenue Bonds, Pratt Paper LLC
Project, Series 2013, 5.875%, 1/01/24, (AMT)
No Opt. Call N/R 120,893
6,955 Total Indiana 7,160,013
Iowa - 1.7% (1.3% of Total Investments)
1,925 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
8/22 at 100.00 BBB- 1,943,288
3,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25
12/23 at 100.00 BB- 3,168,090
4,640 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50,
(Mandatory Put 12/1/2033)
12/22 at 103.00 BB- 4,885,734
8,375 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Class 2 Capital Appreciation Senior Lien Series 2021B-2,
0.000%, 6/01/65
6/31 at 25.58 N/R 1,302,312
17,940 Total Iowa 11,299,424
Kansas - 1.3% (1.0% of Total Investments)
Kansas Development Finance Authority Hospital Revenue
Bonds, Adventist Health System/Sunbelt Obligated Group,
Tender Option Bond Trust 2016-XG0056:
310 17.445%, 11/15/32, 144A, (IF) (5) 5/22 at 100.00 AA 320,779
2,000 21.775%, 11/15/32, 144A, (IF) (5) 5/22 at 100.00 AA 2,086,240
200 Kansas Power Pool, a Municipal Energy Agency Electric Utility Revenue
Bonds, DogWood Facility, Series 2015A, 5.000%, 12/01/28
12/25 at 100.00 A3 224,310
2,000 Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community
Improvement District No. 1 Project, Series 2012B, 6.100%, 12/15/34 (7)
12/22 at 100.00 N/R 1,000,000
8,000 Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds,
Prairiefire at Lionsgate Project, Series 2012, 5.250%, 12/15/29
12/22 at 100.00 N/R 4,894,720
12,510 Total Kansas 8,526,049

Nuveen Intermediate Duration Municipal Term Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

NID
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kentucky - 1.0% (0.8% of Total Investments)
Ashland, Kentucky, Medical Center Revenue Bonds,
Ashland Hospital Corporation d/b/a King's Daughters
Medical Center Project, Refunding Series 2019:
$ 920 5.000%, 2/01/31 2/30 at 100.00 BBB+ $ 1,095,122
125 4.000%, 2/01/33 2/30 at 100.00 BBB+ 137,925
Kentucky Economic Development Finance Authority,
Hospital Revenue Bonds, Owensboro Health, Refunding
Series 2017A:
3,000 5.000%, 6/01/30 6/27 at 100.00 Baa2 3,437,430
1,315 5.000%, 6/01/31 6/27 at 100.00 Baa2 1,503,347
685 Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A, 5.000%, 7/01/33
7/25 at 100.00 BBB+ 748,404
6,045 Total Kentucky 6,922,228
Louisiana - 1.7% (1.3% of Total Investments)
3,300 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westlake Chemical
Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32
11/27 at 100.00 BBB 3,455,397
1,500 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2020A, 4.000%, 5/15/49
5/30 at 100.00 A 1,642,320
2,840 Louisiana Public Facilities Authority, Revenue Bonds, Loyola University
Project, Refunding Series 2017, 0.000%, 10/01/31 (6)
No Opt. Call Baa1 2,919,435
1,000 Louisiana Stadium and Exposition District, Revenue Refunding Bonds,
Senior Lien Series 2013A, 5.000%, 7/01/22
No Opt. Call A2 1,014,180
New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, North Terminal Project, Series 2017B:
500 5.000%, 1/01/31, (AMT) 1/27 at 100.00 A2 566,130
800 5.000%, 1/01/32, (AMT) 1/27 at 100.00 A2 902,472
720 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37,
(Mandatory Put 4/1/2023)
No Opt. Call BBB- 724,147
285 Saint Tammany Public Trust Financing Authority, Louisiana, Revenue
Bonds, Christwood Project, Refunding Series 2015, 5.250%, 11/15/29
11/24 at 100.00 N/R 303,271
10,945 Total Louisiana 11,527,352
Maine - 0.1% (0.1% of Total Investments)
500 Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Coastal
Resources of Maine LLC Project, Green Series 2017, 5.375%, 12/15/33,
(AMT), 144A (7),(8)
12/26 at 100.00 N/R 124,506
350 Maine Health and Higher Educational Facilities Authority Revenue Bonds,
Eastern Maine Medical Center Obligated Group Issue, Series 2013,
5.000%, 7/01/22, (ETM)
No Opt. Call BBB (4) 355,047
850 Total Maine 479,553
Maryland - 0.8% (0.6% of Total Investments)
1,000 Anne Arundel County, Maryland, Special Tax District Revenue Bonds,
Villages at Two Rivers Projects, Series 2014, 5.250%, 7/01/44
7/24 at 100.00 N/R 1,041,520
Baltimore, Maryland, Convention Center Hotel Revenue
Bonds, Refunding Series 2017:
350 5.000%, 9/01/26 No Opt. Call CCC 364,452
1,000 5.000%, 9/01/33 9/27 at 100.00 CCC 1,046,580
2,000 5.000%, 9/01/34 9/27 at 100.00 CCC 2,092,720

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 775 Maryland Economic Development Corporation, Port Facilities Revenue
Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding
Series 2010, 5.750%, 9/01/25
3/22 at 100.00 BB- $ 783,230
5,125 Total Maryland 5,328,502
Massachusetts - 0.2% (0.2% of Total Investments)
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2016E, 5.000%, 7/01/26
No Opt. Call BBB 1,140,400
495 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue K, Series 2013, 5.250%, 7/01/29, (AMT)
7/22 at 100.00 AA 500,945
1,495 Total Massachusetts 1,641,345
Michigan - 3.5% (2.7% of Total Investments)
635 Flint Hospital Building Authority, Michigan, Building Authority Revenue
Bonds, Hurley Medical Center, Series 2013A, 5.000%, 7/01/23
No Opt. Call BBB- 652,037
Michigan Finance Authority, Local Government Loan
Program Revenue Bonds, Detroit Water & Sewerage
Department Water Supply System Local Project, Series
2014C-3:
5,000 5.000%, 7/01/24 - AGM Insured No Opt. Call AA 5,415,350
5,000 5.000%, 7/01/25 - AGM Insured 7/24 at 100.00 AA 5,440,700
5,000 5.000%, 7/01/26 - AGM Insured 7/24 at 100.00 AA 5,440,700
1,945 5.000%, 7/01/31 - AGM Insured 7/24 at 100.00 AA 2,107,505
Michigan Finance Authority, Local Government Loan
Program Revenue Bonds, Detroit Water & Sewerage
Department Water Supply System Local Project, Series
2014C-7:
2,000 5.000%, 7/01/25 - NPFG Insured 7/24 at 100.00 A+ 2,173,860
2,000 5.000%, 7/01/26 - NPFG Insured 7/24 at 100.00 A+ 2,173,860
21,580 Total Michigan 23,404,012
Minnesota - 0.1% (0.1% of Total Investments)
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Minneapolis College of Art and Design, Series
2015-8D:
260 4.000%, 5/01/24 5/23 at 100.00 Baa2 264,683
250 4.000%, 5/01/26 5/23 at 100.00 Baa2 253,895
510 Total Minnesota 518,578
Mississippi - 0.3% (0.2% of Total Investments)
1,845 Mississippi Business Finance Corporation, Gulf Opportunity Zone
Industrial Development Revenue Bonds, Northrop Grumman Ship
Systems Inc. Project, Series 2006, 4.550%, 12/01/28
3/22 at 100.00 BBB- 1,795,739
Missouri - 1.3% (1.0% of Total Investments)
1,515 Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital
Center, Refunding Series 2016, 5.000%, 8/01/24
No Opt. Call BBB- 1,621,792
1,125 Branson Industrial Development Authority, Missouri, Tax Increment
Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding
Series 2017A, 4.000%, 11/01/27
11/25 at 100.00 N/R 1,140,649
2,050 Poplar Bluff Regional Transportation Development District, Missouri,
Transportation Sales Tax Revenue Bonds, Series 2012, 4.000%,
12/01/36
12/22 at 100.00 BBB 2,074,948
670 Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria
Project, Refunding & Improvement Series 2014A, 5.000%, 5/01/24
5/23 at 100.00 N/R 677,658

Nuveen Intermediate Duration Municipal Term Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

NID
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
Saint Louis County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Ranken-Jordan
Project, Refunding & Improvement Series 2016:
$ 385 5.000%, 11/15/23 No Opt. Call N/R $ 403,303
800 5.000%, 11/15/25 No Opt. Call N/R 876,216
1,595 Saint Louis Land Clearance for Redevelopment Authority, Missouri,
Annual Appropriation Revenue Bonds, Contractual Payments of St.
Louis City Scottrade Center Project, Series 2018A, 5.000%, 4/01/38
4/27 at 100.00 A 1,827,264
8,140 Total Missouri 8,621,830
Nebraska - 0.3% (0.2% of Total Investments)
1,445 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Series 2012, 5.000%, 9/01/32
9/22 at 100.00 A2 1,473,351
635 Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds,
Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/26
5/24 at 100.00 A- 680,917
2,080 Total Nebraska 2,154,268
Nevada - 0.7% (0.5% of Total Investments)
Carson City, Nevada, Hospital Revenue Bonds, Carson
Tahoe Regional Healthcare Project, Series 2017A:
320 5.000%, 9/01/29 9/27 at 100.00 A- 369,792
495 5.000%, 9/01/31 9/27 at 100.00 A- 568,409
1,630 Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Regional
Healthcare Project, Refunding Series 2012, 5.000%, 9/01/27, (Pre-
refunded 9/01/22)
9/22 at 100.00 A- (4) 1,663,871
150 Henderson, Nevada, Limited Obligation Bonds, Local Improvement
District T-13 Cornerstone, Refunding Series 2013, 5.000%, 3/01/22
No Opt. Call N/R 150,000
1,465 Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue
Bonds, Refunding Series 2016, 5.000%, 6/15/31
6/26 at 100.00 BBB+ 1,629,109
160 North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 65 Northern Beltway Commercial Area, Series
2017, 5.000%, 12/01/37, 144A
12/27 at 100.00 N/R 175,765
4,220 Total Nevada 4,556,946
New Jersey - 11.2% (8.6% of Total Investments)
3,000 Camden County Improvement Authority, New Jersey, Health Care
Redevelopment Revenue Bonds, Cooper Health System Obligated
Group Issue, Refunding Series 2014A, 5.000%, 2/15/31
2/24 at 100.00 BBB+ 3,193,980
900 New Jersey Economic Development Authority, Cigarette Tax Revenue
Refunding Bonds, Series 2012, 5.000%, 6/15/25, (Pre-refunded
6/15/22)
6/22 at 100.00 BBB (4) 911,349
2,500 New Jersey Economic Development Authority, Lease Revenue Bonds,
State Government Buildings-Health Department & Taxation Division
Office Project, Series 2018A, 5.000%, 6/15/42
12/27 at 100.00 Baa1 2,827,500
1,875 New Jersey Economic Development Authority, Lease Revenue Bonds,
State House Project, Series 2017B, 5.000%, 6/15/35
12/28 at 100.00 Baa1 2,165,006
1,400 New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Series 2020A, 4.000%, 11/01/37
11/29 at 100.00 Baa1 1,516,676
2,705 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%,
7/01/30
7/27 at 100.00 Baa3 2,772,165
2,175 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2017DDD, 5.000%, 6/15/42
6/27 at 100.00 Baa1 2,436,870

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 1,200 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Tender Option Bond Trust Series 2018-XG0168,
4.182%, 9/01/27, 144A, (IF) (5)
3/23 at 100.00 Baa1 $ 1,256,640
1,615 New Jersey Economic Development Authority, School Facilities
Construction Financing Program Bonds, Refunding Series 2014PP,
4.000%, 6/15/28, (Pre-refunded 6/15/24)
6/24 at 100.00 Baa1 (4) 1,717,504
1,440 New Jersey Economic Development Authority, School Facilities
Construction Financing Program Bonds, Tender Option Bond Trust
2016-XF2340, 2.697%, 9/01/25, 144A, (IF) (5)
3/25 at 100.00 Baa1 1,532,592
New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
1999:
1,595 5.125%, 9/15/23, (AMT) 8/22 at 101.00 Ba3 1,635,338
7,550 5.250%, 9/15/29, (AMT) 8/22 at 101.00 Ba3 7,735,730
2,410 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%,
11/15/30, (AMT)
3/24 at 101.00 Ba3 2,588,051
5,000 New Jersey Educational Facilities Authority, Revenue Bonds, Higher
Education Capital Improvement Fund Issue, Series 2014A, 4.000%,
9/01/29
9/24 at 100.00 Baa1 5,237,050
7,000 New Jersey Health Care Facilities Financing Authority, New Jersey,
Revenue Bonds, Saint Peters University Hospital, Refunding Series
2011, 6.000%, 7/01/26
3/22 at 100.00 BB+ 7,018,270
1,200 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Princeton HealthCare System, Series 2016A, 5.000%, 7/01/30
7/26 at 100.00 AA 1,374,972
1,625 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C, 0.000%, 12/15/31 - FGIC Insured
No Opt. Call Baa1 1,258,481
15,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009A, 0.000%, 12/15/39, (UB) (5)
No Opt. Call Baa1 8,207,550
1,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009C, 5.250%, 6/15/32
12/24 at 100.00 Baa1 1,097,500
2,250 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 5.000%, 6/15/31
12/28 at 100.00 Baa1 2,612,385
New Jersey Turnpike Authority, Revenue Bonds, Tender
Option Bond Trust 2016-XF1057:
459 22.257%, 1/01/24, (Pre-refunded 7/01/22), 144A, (IF) 7/22 at 100.00 N/R (4) 492,489
41 22.257%, 1/01/24, (Pre-refunded 7/01/22), 144A, (IF) 7/22 at 100.00 A+ (4) 43,991
South Jersey Port Corporation, New Jersey, Marine
Terminal Revenue Bonds, Refunding Series 2016S:
915 5.000%, 1/01/34 1/26 at 100.00 Baa1 1,006,445
1,505 5.000%, 1/01/35 1/26 at 100.00 Baa1 1,657,863
1,000 5.000%, 1/01/39 1/26 at 100.00 Baa1 1,096,540
1,705 South Jersey Port Corporation, New Jersey, Marine Terminal Revenue
Bonds, Subordinate Series 2017B, 5.000%, 1/01/42, (AMT)
1/28 at 100.00 Baa1 1,890,163
Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A:
2,250 5.000%, 6/01/27 No Opt. Call A 2,576,205
1,920 5.000%, 6/01/30 6/28 at 100.00 A 2,218,963
5,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BB+ 5,571,600
78,235 Total New Jersey 75,649,868

Nuveen Intermediate Duration Municipal Term Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

NID
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Mexico - 0.3% (0.2% of Total Investments)
$ 2,000 Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo
Retirement Residences Project, Series 2012, 5.000%, 5/15/32
5/22 at 100.00 BB+ $ 2,008,120
New York - 12.8% (9.8% of Total Investments)
570 Build New York City Resource Corporation, New York, Revenue Bonds,
Bronx Charter School for Excellence, Series 2013A, 4.000%, 4/01/23
No Opt. Call BBB- 586,399
675 Build New York City Resource Corporation, New York, Solid Waste
Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014,
4.500%, 1/01/25, (AMT), 144A
No Opt. Call N/R 710,377
Dormitory Authority of the State of New York, Insured
Revenue Bonds, Pace University, Series 2013A:
820 5.000%, 5/01/23 No Opt. Call BBB- 855,080
20 5.000%, 5/01/23, (ETM) No Opt. Call N/R (4) 20,944
975 5.000%, 5/01/28 5/23 at 100.00 BBB- 1,010,636
25 5.000%, 5/01/28, (Pre-refunded 5/01/23) 5/23 at 100.00 N/R (4) 26,150
10,000 Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
Second Indenture Fiscal 2017 Series A, 5.000%, 2/15/27, (UB) (5)
No Opt. Call Aa3 11,740,700
790 Jefferson County Civic Facility Development Corporation, New York,
Revenue Bonds, Samaritan Medical Center Project, Series 2017A,
4.000%, 11/01/42
11/27 at 100.00 BB 817,508
1,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Bond Anticipation Note Series 2019B-1, 5.000%, 5/15/22
No Opt. Call N/R 1,513,650
10,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Bond Anticipation Note Series 2019B-1, 5.000%, 5/15/22, (UB)
(5)
No Opt. Call N/R 10,091,000
1,555 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Bond Anticipation Note Series 2019D-1, 5.000%, 9/01/22
No Opt. Call N/R 1,586,644
780 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Bond Anticipation Note Series 2020A-1, 5.000%, 2/01/23
No Opt. Call N/R 807,206
5,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2021A-1, 4.000%,
11/15/44
5/31 at 100.00 A3 5,420,800
1,000 Nassau County Tobacco Settlement Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%,
6/01/26
3/22 at 100.00 CCC+ 1,029,170
2,900 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series Series 2016A-1, 5.625%, 6/01/35
No Opt. Call BBB 3,087,398
6,500 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%,
11/15/34, 144A
11/24 at 100.00 N/R 7,023,380
1,355 New York Transportation Development Corporation, New York, Facility
Revenue Bonds, Thruway Service Areas Project, Series 2021, 4.000%,
10/31/46, (AMT)
10/31 at 100.00 BBB- 1,471,327
New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A:
760 4.000%, 7/01/32, (AMT) 7/24 at 100.00 BBB 793,181
500 4.000%, 7/01/33, (AMT) 7/24 at 100.00 BBB 521,785
430 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016, 5.000%, 8/01/31,
(AMT)
3/22 at 100.00 B 434,291

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 1,065 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.250%, 8/01/31, (AMT)
8/30 at 100.00 B $ 1,208,083
New York Transportation Development Corporation,
Special Facility Revenue Bonds, Delta Air Lines, Inc. -
LaGuardia Airport Terminals C&D Redevelopment Project,
Series 2018:
2,000 5.000%, 1/01/28, (AMT) No Opt. Call Baa3 2,306,140
2,000 5.000%, 1/01/30, (AMT) 1/28 at 100.00 Baa3 2,282,860
2,315 5.000%, 1/01/32, (AMT) 1/28 at 100.00 Baa3 2,615,209
1,680 5.000%, 1/01/33, (AMT) 1/28 at 100.00 Baa3 1,895,930
935 5.000%, 1/01/36, (AMT) 1/28 at 100.00 Baa3 1,052,455
4,110 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, Two Hundred Twenty-One Series 2020, 4.000%, 7/15/50, (AMT),
(UB) (5)
7/30 at 100.00 Aa3 4,449,486
Syracuse Industrial Development Authority, New York,
PILOT Revenue Bonds, Carousel Center Project, Refunding
Series 2016A:
820 5.000%, 1/01/32, (AMT) 1/26 at 100.00 Caa1 729,456
5,000 5.000%, 1/01/33, (AMT) 1/26 at 100.00 Caa1 4,380,450
3,820 5.000%, 1/01/35, (AMT) 1/26 at 100.00 Caa1 3,288,027
650 5.000%, 1/01/36, (AMT) 1/26 at 100.00 Caa1 552,974
6,890 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006,
5.000%, 6/01/45
6/27 at 100.00 CCC+ 7,270,466
TSASC Inc., New York, Tobacco Settlement Asset-Backed
Bonds, Fiscal 2017 Series B:
2,000 5.000%, 6/01/24 No Opt. Call B- 2,042,320
2,250 5.000%, 6/01/25 No Opt. Call B- 2,309,445
81,690 Total New York 85,930,927
North Carolina - 1.1% (0.8% of Total Investments)
6,225 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Senior Lien Series 2019, 5.000%, 1/01/49
1/30 at 100.00 Aa1 7,228,159
North Dakota - 0.7% (0.5% of Total Investments)
5,000 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021, 3.000%, 12/01/46 - AGM
Insured
12/31 at 100.00 AA 4,787,500
Ohio - 3.5% (2.7% of Total Investments)
7,450 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 3.000%, 6/01/48
6/30 at 100.00 BBB+ 6,706,564
5,625 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R 6,127,819
3,240 Cleveland, Ohio, Airport Special Revenue Bonds, Continental Airlines Inc.
Project, Series 1998, 5.375%, 9/15/27, (AMT)
3/22 at 100.00 Ba3 3,249,850
560 Franklin County Convention Facilities Authority, Ohio, Hotel Project
Revenue Bonds, Greater Columbus Convention Center Hotel
Expansion Project, Series 2019, 5.000%, 12/01/51
12/29 at 100.00 BBB- 605,808
4,190 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/22
No Opt. Call N/R 5,238

Nuveen Intermediate Duration Municipal Term Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

NID
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 6,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/2021)
No Opt. Call N/R $ 5,809,980
17,065 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A,
3.750%, 12/01/23 (7)
No Opt. Call N/R 21,331
320 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series
2009A, 4.375%, 6/01/33, (Mandatory Put 6/1/2022)
No Opt. Call N/R 321,776
260 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt
Paper Ohio, LLC Project, Series 2017, 4.250%, 1/15/38, (AMT), 144A
1/28 at 100.00 N/R 284,838
6,000 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project,
Series 2006B, 4.000%, 12/01/33 (7)
No Opt. Call N/R 7,500
730 Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds,
Memorial Health System Obligated Group Project, Refunding and
Improvement Series 2012, 5.000%, 12/01/22
No Opt. Call BB- 746,775
51,440 Total Ohio 23,887,479
Oklahoma - 1.1% (0.9% of Total Investments)
975 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.000%, 8/15/38
8/28 at 100.00 Baa3 1,143,266
6,050 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2015, 5.000%, 6/01/35, (AMT),
(Mandatory Put 6/1/2025)
6/25 at 100.00 B- 6,559,410
7,025 Total Oklahoma 7,702,676
Oregon - 0.3% (0.2% of Total Investments)
1,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and
Refunding Bonds, Columbia Memorial Hospital, Series 2012, 5.000%,
8/01/31
8/22 at 100.00 A- 1,016,630
730 Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise
Cascade Project, Series 1997, 5.650%, 12/01/27
3/22 at 100.00 N/R 730,745
1,730 Total Oregon 1,747,375
Pennsylvania - 5.5% (4.2% of Total Investments)
Allegheny County Industrial Development Authority,
Pennsylvania, Environmental Improvement Revenue Bonds,
United States Steel Corp., Refunding Series 2019:
815 4.875%, 11/01/24 No Opt. Call B 870,412
725 5.125%, 5/01/30 No Opt. Call B 850,091
419 Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue
Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23 (7)
3/22 at 100.00 N/R 377,547
3,685 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania,  Tax Revenue Bonds, Series 2012A, 5.000%, 5/01/32
5/22 at 100.00 Baa3 3,709,358
1,000 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/28, 144A
No Opt. Call Ba3 1,143,650
420 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2005A, 4.000%, 1/01/35 (7)
No Opt. Call N/R 525
400 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2008A, 2.700%, 4/01/35 (7)
No Opt. Call N/R 500

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 1,450 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Series 2013A, 5.000%, 7/01/23
No Opt. Call BBB- $ 1,514,003
825 East Hempfield Township Industrial Development Authority,
Pennsylvania, Student Services Inc - Student Housing Project at
Millersville University, Series 2015, 5.000%, 7/01/30, (Pre-refunded
7/01/25)
7/25 at 100.00 N/R (4) 921,748
1,000 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Whitemarsh Continuing Care Retirement Community
Project, Series 2015, 5.000%, 1/01/30
1/25 at 100.00 N/R 1,052,730
1,595 Northampton County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Morningstar Senior Living, Inc., Series 2012, 5.000%,
7/01/27
7/22 at 100.00 BB+ 1,607,425
1,805 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2005A, 3.750%, 12/01/40 (7)
No Opt. Call N/R 2,256
1,970 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of Pennsylvania Health System, Series 2019, 4.000%, 8/15/49
8/29 at 100.00 AA 2,199,269
4,000 Pennsylvania Public School Building Authority, Lease Revenue Bonds,
School District of Philadelphia, Series 2006B, 5.000%, 6/01/27 - AGM
Insured
No Opt. Call AA 4,638,760
3,500 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Subordinate Second Series 2017, 5.000%, 12/01/35
12/27 at 100.00 A3 4,074,035
10,980 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health
System Obligated Group, Series of 2017, 5.000%, 7/01/34
7/27 at 100.00 BBB- 12,650,497
1,610 Scranton, Lackawanna County, Pennsylvania, General Obligation Notes,
Series 2016, 5.000%, 11/15/32
5/24 at 100.00 BB+ 1,669,490
36,199 Total Pennsylvania 37,282,296
Puerto Rico - 7.6% (5.8% of Total Investments)
3,750 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/35, 144A
7/30 at 100.00 N/R 4,398,600
3,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2012A, 5.750%, 7/01/37
7/22 at 100.00 CCC 3,048,150
3,500 Puerto Rico Highway and Transportation Authority, Highway Revenue
Bonds, Series 2007N, 8.156%, 7/01/27 - AMBAC Insured (12MTA
reference rate + 1.120% spread) (9)
No Opt. Call N/R 3,393,600
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
4,000 0.000%, 7/01/31 7/28 at 91.88 N/R 3,123,880
8,470 0.000%, 7/01/33 7/28 at 86.06 N/R 6,168,870
449 4.500%, 7/01/34 7/25 at 100.00 N/R 485,338
1,245 0.000%, 7/01/51 7/28 at 30.01 N/R 293,048
2,031 4.750%, 7/01/53 7/28 at 100.00 N/R 2,246,164
7,000 5.000%, 7/01/58 7/28 at 100.00 N/R 7,850,150
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2:
1,791 4.329%, 7/01/40 7/28 at 100.00 N/R 1,961,199
2,500 4.329%, 7/01/40 7/28 at 100.00 N/R 2,737,575
17,030 Puerto Rico, General Obligation Bonds, Series 2014A, 1.990%, 7/01/35
(7)
3/22 at 100.00 N/R 15,348,287
54,766 Total Puerto Rico 51,054,861

Nuveen Intermediate Duration Municipal Term Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

NID
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Rhode Island - 0.4% (0.3% of Total Investments)
Providence Redevelopment Agency, Rhode Island,
Revenue Bonds, Public Safety and Municipal Building
Projects, Refunding Series 2015A:
$ 1,400 5.000%, 4/01/23 No Opt. Call BBB $ 1,438,584
1,500 5.000%, 4/01/24 No Opt. Call BBB 1,568,985
2,900 Total Rhode Island 3,007,569
South Carolina - 0.9% (0.7% of Total Investments)
1,450 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Palmetto Scholars Academy Project,
Series 2015A, 5.125%, 8/15/35, 144A
2/25 at 100.00 BB+ 1,547,425
South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, Bon Secours Health System
Obligated Group, Tender Option Bond Trust 2016-XG0098:
1,500 21.701%, 11/01/27, (Pre-refunded 11/01/22), 144A, (IF) (5) 11/22 at 100.00 N/R (4) 1,709,100
1,010 21.680%, 11/01/28, (Pre-refunded 11/01/22), 144A, (IF) (5) 11/22 at 100.00 N/R (4) 1,150,653
1,255 21.701%, 11/01/29, (Pre-refunded 11/01/22), 144A, (IF) (5) 11/22 at 100.00 N/R (4) 1,429,947
5,215 Total South Carolina 5,837,125
Tennessee - 2.0% (1.6% of Total Investments)
1,935 Knox County Health, Educational and Housing Facility Board, Tennessee,
Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A,
5.000%, 1/01/26
1/23 at 100.00 A+ 1,994,404
Knox County Health, Educational, and Housing Facilities
Board, Tennessee, Revenue Bonds, Provision Center for
Proton Therapy Project, Series 2014:
3,055 5.250%, 5/01/25, 144A (7) 11/24 at 100.00 N/R 1,435,850
525 6.000%, 5/01/34, 144A (7) 11/24 at 100.00 N/R 246,750
9,050 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2021A,
4.000%, 12/01/51, (Mandatory Put 9/1/2028)
6/28 at 100.68 A1 9,995,635
14,565 Total Tennessee 13,672,639
Texas - 3.9% (3.0% of Total Investments)
1,110 Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment
Revenue Bonds, Estancia Hill Country Public Improvement District,
Series 2013, 6.000%, 11/01/28
11/23 at 100.00 N/R 1,135,241
2,000 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A, 5.000%, 1/01/40, (Pre-refunded 7/01/25)
7/25 at 100.00 A- (4) 2,241,480
180 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Idea Public Schools, Series 2012, 3.750%, 8/15/22
No Opt. Call A- 182,268
2,000 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Tender Option
Bond Trust 3307, 23.101%, 12/01/30 - AMBAC Insured, 144A, (IF) (5)
No Opt. Call AA+ 4,807,600
2,000 Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal
Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995,
4.875%, 5/01/25, (AMT)
10/22 at 100.00 BB 2,013,420
Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Refunding Bonds, Young
Men's Christian Association of the Greater Houston Area,
Series 2013A:
855 5.000%, 6/01/22 No Opt. Call Baa2 858,967
915 5.000%, 6/01/23 No Opt. Call Baa2 935,725
3,750 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third
Lien Series 2004A-3, 0.000%, 11/15/36
11/24 at 49.42 Baa2 1,679,288

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 3,000 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Airport Improvement Projects, Series 2018C, 5.000%,
7/15/28, (AMT)
No Opt. Call B $ 3,393,540
250 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal Improvements Project, Refunding Series 2020B-2,
5.000%, 7/15/27, (AMT)
No Opt. Call B- 280,485
1,000 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus
Christi I, L.L.C.-Texas A&M University-Corpus Christi Project, Series
2014A, 5.000%, 4/01/34, (Pre-refunded 4/01/24)
4/24 at 100.00 N/R (4) 1,076,540
1,250 Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project,
Series 2021A, 2.875%, 1/01/41, (AMT), 144A
7/23 at 103.00 N/R 1,069,637
2,680 San Antonio Public Facilities Corporation, Texas, Lease Revenue Bonds,
Convention Center Refinancing & Expansion Project, Tender Option
Bond Trust 2015-XF0125, 21.293%, 9/15/29, 144A, (IF) (5)
9/22 at 100.00 AA+ 2,960,918
Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott &
White Healthcare Project, Tender Option Bond Trust
2016-XG0058:
100 22.153%, 8/15/22, 144A, (IF) (5) No Opt. Call AA- 109,788
155 21.946%, 8/15/24, (Pre-refunded 8/15/23), 144A, (IF) (5) 8/23 at 100.00 AA- (4) 198,759
200 22.153%, 8/15/26, (Pre-refunded 8/15/23), 144A, (IF) (5) 8/23 at 100.00 AA- (4) 257,016
170 21.905%, 8/15/27, (Pre-refunded 8/15/23), 144A, (IF) (5) 8/23 at 100.00 AA- (4) 217,901
1,300 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2018A, 4.250%, 9/01/48
9/27 at 100.00 Aaa 1,369,134
1,190 Westlake, Texas, Special Assessment Revenue Bonds, Solana Public
Improvement District, Series 2015, 6.125%, 9/01/35
9/25 at 100.00 N/R 1,203,578
24,105 Total Texas 25,991,285
Virgin Islands - 0.1% (0.1% of Total Investments)
840 Virgin Islands Public Finance Authority, Matching Fund Loan Notes
Revenue Bonds, Senior Lien, Refunding Series 2013B, 5.000%,
10/01/24 - AGM Insured
No Opt. Call AA 864,898
Virginia - 1.5% (1.1% of Total Investments)
1,410 Dulles Town Center Community Development Authority, Loudon County,
Virginia Special Assessment Refunding Bonds, Dulles Town Center
Project, Series 2012, 5.000%, 3/01/22
No Opt. Call N/R 1,410,000
Fairfax County Industrial Development Authority, Virginia,
Healthcare Revenue Bonds, Inova Health System,Tender
Option Bond Trust 2016-XG0080, Formerly Tender Option
Bond Trust 3309:
1,800 21.733%, 5/15/27, 144A, (IF) (5) 5/22 at 100.00 AA+ 1,881,720
400 16.783%, 5/15/29, 144A, (IF) (5) 5/22 at 100.00 AA+ 413,620
120 21.733%, 5/15/29, 144A, (IF) (5) 5/22 at 100.00 AA+ 125,424
1,000 Roanoke Economic Development Authority, Virgina, Residential Care
Facility Mortgage Revenue Refunding Bonds, Virginia Lutheran Homes
Brandon Oaks Project, Series 2012, 5.000%, 12/01/32, (Pre-refunded
12/01/22)
12/22 at 100.00 N/R (4) 1,030,720
Virginia Gateway Community Development Authority,
Prince William County, Virginia, Special Assessment
Refunding Bonds, Series 2012:
695 5.000%, 3/01/25 3/22 at 100.00 N/R 695,605
110 4.500%, 3/01/29 3/22 at 100.00 N/R 110,004
1,505 5.000%, 3/01/30 3/22 at 100.00 N/R 1,505,783

Nuveen Intermediate Duration Municipal Term Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

NID
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia (continued)
$ 2,500 Virginia Housing Development Authority, Rental Housing Bonds, Series
2018E, 4.150%, 12/01/49
12/27 at 100.00 AA+ $ 2,679,000
9,540 Total Virginia 9,851,876
Washington - 3.2% (2.4% of Total Investments)
2,200 Port of Seattle Industrial Development Corporation, Washington, Special
Facilities Revenue Refunding Bonds, Delta Air Lines, Inc. Project, Series
2012, 5.000%, 4/01/30, (AMT)
4/23 at 100.00 BB+ 2,273,986
4,000 Port of Seattle, Washington, Revenue Bonds, Refunding First Lien Series
2016B, 5.000%, 10/01/32, (AMT), (UB) (5)
4/26 at 100.00 Aa2 4,493,920
270 Tacoma Consolidated Local Improvement District 65, Washington,
Special Assessment Bonds, Series 2013, 5.750%, 4/01/43
3/22 at 100.00 N/R 270,092
5,000 Washington Health Care Facilities Authority, Revenue Bonds, Catholic
Health Initiative, Tender Option Bonds Trust 2015-XF1017, 3.209%,
1/01/35, 144A, (IF) (5)
7/24 at 100.00 BBB+ 5,096,250
970 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/35
8/29 at 100.00 BBB+ 1,144,387
4,000 Washington Health Care Facilities Authority, Revenue Bonds, Seattle
Cancer Center Alliance, Series 2020, 4.000%, 9/01/50
9/30 at 100.00 A+ 4,391,880
Washington State Housing Finance Commission, Non-Profit
Housing Revenue Bonds, Mirabella Project, Series 2012A:
585 6.000%, 10/01/22, (ETM), 144A No Opt. Call N/R (4) 602,848
2,080 6.500%, 10/01/32, (Pre-refunded 10/03/22), 144A 10/22 at 100.00 N/R (4) 2,148,203
1,000 Washington State Housing Finance Commission, Non-Profit Revenue
Bonds, Emerald Heights Project, Refunding 2013, 5.000%, 7/01/23
No Opt. Call A- 1,047,250
20,105 Total Washington 21,468,816
West Virginia - 0.1% (0.1% of Total Investments)
500 West Virginia Economic Development Authority, Excess Lottery Revenue
Bonds, Series 2017A, 5.000%, 7/01/30
7/27 at 100.00 AAA 586,980
Wisconsin - 3.1% (2.4% of Total Investments)
415 Platteville Redevelopment Authority, Wisconsin, Revenue Bonds,
University of Wisconsin - Platteville Real Estate Foundation Project,
Series 2012A, 5.000%, 7/01/42
7/22 at 100.00 BBB- 418,938
Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, Cottonwood Classical Preparatory School
in Albuquerque, New Mexico, Series 2012A:
230 5.250%, 12/01/22, (ETM) No Opt. Call N/R (4) 237,406
1,610 6.000%, 12/01/32, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R (4) 1,671,293
3,190 Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017A,
6.250%, 8/01/27, 144A
No Opt. Call N/R 3,185,438
Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017:
870 5.000%, 12/01/27, 144A No Opt. Call N/R 848,737
1,000 6.500%, 12/01/37, 144A 12/27 at 100.00 N/R 1,031,710
345 Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare
Foundation, Inc., Series 2017A, 5.000%, 12/01/27
No Opt. Call BBB- 373,135
125 Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2012, 5.000%, 4/01/22
No Opt. Call BB 125,451

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 155 Public Finance Authority of Wisconsin, Senior Airport Facilities Revenue
and Refunding Bonds, TrIPS Obligated Group, Series 2012B, 5.000%,
7/01/22
No Opt. Call BBB+ $ 155,851
4,300 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-2, 2.875%,
5/01/27
5/26 at 100.00 A- 4,421,690
1,115 Public Finance Authority of Wisconsin, Student Housing Revenue Bonds,
Collegiate Housing Foundation - Cullowhee LLC - Western California
University Project, Series 2015A, 5.000%, 7/01/30
7/25 at 100.00 BBB- 1,202,394
University of Wisconsin Hospitals and Clinics Authority,
Revenue Bonds, Tender Option Bond Trust 2015-XF0127:
50 20.614%, 4/01/22, 144A, (IF) (5) No Opt. Call AA- 50,867
100 21.437%, 4/01/23, 144A, (IF) (5) No Opt. Call AA- 121,774
185 21.048%, 4/01/24, 144A, (IF) (5) 4/23 at 100.00 AA- 224,522
100 21.437%, 4/01/25, 144A, (IF) (5) 4/23 at 100.00 AA- 121,774
Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Junior Series 1999:
5 5.250%, 12/15/23, (ETM) No Opt. Call AA (4) 5,123
5 5.250%, 12/15/23 No Opt. Call AA 5,248
10 5.250%, 12/15/27 No Opt. Call AA 11,485
5 5.250%, 12/15/27, (ETM) No Opt. Call AA (4) 5,757
2,175 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2017A, 4.000%, 11/01/47
11/26 at 100.00 AA 2,292,385
2,000 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2019A, 3.150%, 11/01/44
11/28 at 100.00 AA 2,048,880
2,480 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2021C, 2.850%, 11/01/51
5/31 at 100.00 N/R 2,264,711
20,470 Total Wisconsin 20,824,569
$ 840,694 Total Municipal Bonds (cost $809,905,154) 828,960,972
Shares Description (1) Value
COMMON STOCKS - 7.2% (5.5% of Total Investments)
Independent Power and Renewable Electricity Producers - 7.2% (5.5% of Total Investments)
965,836 Energy Harbor Corp (10),(11),(12) 48,098,633
Total Common Stocks (cost $25,699,081) 48,098,633
Total Long-Term Investments (cost $835,604,235) 877,059,605
Borrowings - (0.2)% (13) (1,300,000)
Floating Rate Obligations - (5.3)% (35,450,000)
Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs - (26.0)%(14) (174,958,723)
Other Assets Less Liabilities - 1.2% (15) 7,829,203
Net Assets Applicable to Common Shares - 100% $ 673,180,085
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Variation
Margin
Receivable/
(Payable)
U.S. Treasury Ultra Bond (16) 6/22 $ (2,957,886) $ (2,975,000) $ (17,114) $ (60,500)

Nuveen Intermediate Duration Municipal Term Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

NID
a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 828,836,466 $ 124,506 $ 828,960,972
Common Stocks – 48,098,633 – 48,098,633
Investments in Derivatives:*
Futures Contracts (17,114) – – (17,114)
Total
$ (17,114) $ 876,935,099 $ 124,506 $ 877,042,491
* Represents net unrealized appreciation (depreciation).
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of the Standard & Poor's Group ("Standard & Poor's"), Moody's Investors
Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(9) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(10) For fair value measurement disclosure purposes, investment classified as Level 2.
(11) Common Stock received as part of the bankruptcy settlement during February 2020 for Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35, Beaver
County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project,
Series 2008A, 2.700%, 4/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy
Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23, Ohio Water Development Authority, Pollution Control
Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 0.000%, 12/01/33 and Pennsylvania Economic
Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%,
12/01/40.
(12) Non-Income producing; issuer has not declared an ex-dividend date within the past twelve months.
(13) Borrowings as a percentage of Total investments is 0.1%.
(14) Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 19.9%
(15) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
12MTA Federal Reserve U.S. 12-Month Cumulative Treasury Average 1-Year CMT.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity

IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.